                     SunAmerica Style Select Series, Inc.(R)
              Supplement to the Prospectus dated February 28, 2000

         Under the section "Fund Highlights" on page 2 of the Prospectus, the information with respect to the Large-Cap Growth Portfolio should be replaced as follows:

     Q: What are the Portfolios' investment goals, strategies and techniques?
     A:

                             Style-Based Portfolios

                                   Principal             Principal
                 Investment       Investment             Investment
Fund                Goal           Strategy              Techniques
----             ----------     -------------            ----------
Large-Cap        long-term         growth         active trading of equity securities selected on
Growth           growth of                        the basis of growth criteria, issued by large-cap
Portfolio        capital                          companies






Dated:  May 2, 2000